Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied unless otherwise stated. All amounts are in thousands of U.S. dollars unless otherwise stated. All references in these financial statements to “$” or “USD” are to U.S. dollars, all references to “SEK” are to Swedish Kronor, all references to "€" or "EUR" are to Euro and all references to "CNY" are to Chinese Yuan.

2.1. Basis of preparation

The consolidated financial statements of Oatly Group AB have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The preparation of the consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 Significant accounting judgments estimates and assessments. The consolidated financial statements have been prepared using the cost method except for short-term investments, derivative instruments, and contingent consideration measured at fair value.

New and amended standards and interpretations

See below the amended standards that are effective from January 1, 2022 but had either no impact or immaterial impact on the Group’s financial statements. Certain other new accounting standards and interpretations have been issued by the IASB, but are not yet effective for the December 31, 2022 reporting period and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group in the current or future reporting periods nor on foreseeable future transactions.

Onerous Contracts - Costs of Fulfilling a Contract - Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets

An onerous contract is a contract under which the unavoidable costs of meeting the obligations under the contract costs (i.e., the costs that the Group cannot avoid because it has the contract) exceed the economic benefits expected to be received under it. The amendments specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services including both incremental costs (e.g., the costs of direct labor and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfill the contract and costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. These amendments had no impact on the consolidated financial statements of the Group.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 Property, Plant and Equipment

The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. In accordance with the transitional provisions, the Group applies the amendments retrospectively only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment (the date of initial application). These amendments had no impact on the consolidated financial statements of the Group as proceeds from all sales of such items were recognized in the consolidated statement of operations.

IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities

The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. There is no similar amendment proposed for IAS 39 Financial Instruments: Recognition and Measurement. In accordance with the transitional provisions, the Group applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment (the date of initial application). There were modifications of the Group's financial instruments during the period (refer to Note 3.1.3 Liquidity risk for details). The Group concluded the amendment had no material impact on the consolidated financial statements of the Group.

2.2. Basis of consolidation

Subsidiaries are all companies over which the Group has control. The Group has control over a company when it is exposed to or has a right to variable returns from its participation in the company and has the possibility to influence the return through its participation in the company. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group applies the acquisition method to recognize the Group’s business combinations. The acquisition price is the consideration paid for a subsidiary and comprises the fair value of the sum of the assets transferred and the liabilities incurred by the Group to the previous owner of the company. The consideration also includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.

Intercompany transactions, balances and unrealized gains and losses on transactions between Group companies are eliminated.

2.3. Segment reporting

The operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The CEO is the chief operating decision maker and evaluates financial position and performance and makes strategic decisions. The CEO monitors the Group’s performance from a geographic perspective through the reportable segments EMEA, Asia and Americas. No operating segments have been aggregated to form the reportable segments.

The CEO primarily uses a measure of earnings before interest, tax, depreciation and amortization (“EBITDA”), and earnings for the period attributable to shareholders of the parent adjusted to exclude, when applicable, income tax expense, finance expenses, finance income, depreciation and amortization expense, share-based compensation expense, restructuring costs, asset impairment charge and other costs related to assets held for sale, and IPO preparation and transaction costs (“Adjusted EBITDA”), to assess the performance of the operating segments.

2.4. Foreign currency translation

Functional currency and presentation currency

The entities in the Group have the local currency as their functional currency, as the local currency has been defined as the primary economic environment in which each entity operates. The Group’s presentation currency is U.S. dollars.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing on the transaction dates. Foreign exchange rate profits and losses from the settlement of such transactions and the translation of monetary assets and liabilities in foreign currencies using the exchange rates prevailing at the reporting date are recognized in operating loss in the consolidated statement of operations.

Foreign exchange rate profits and losses attributable to the financing of the Group are recognized in the consolidated statement of operations as finance income and finance costs. All other foreign exchange rate profits and losses are recognized under other operating (expenses) and income, net.

Translation of foreign group companies

The results and financial position for all companies with a functional currency other than the presentation currency are translated into the Group’s reporting currency. Assets and liabilities are translated from the foreign operation’s functional currency to the Group’s reporting currency using the exchange rates prevailing at the reporting date. Income and expenses for each consolidated statement of operations and consolidated statement of comprehensive loss are translated to USD using the average exchange rate for the period. Foreign exchange differences arising from the currency translation of foreign operations are recognized in other comprehensive loss. Goodwill and fair value adjustments arising from the acquisition of foreign operations are treated as assets and liabilities in these operations and are translated to the reporting currency using the exchange rate at the reporting date.

In the consolidated accounts, exchange rate differences attributable to monetary items that form part of the net investment in foreign operations are recognized in other comprehensive loss and are reclassified from equity to the consolidated statement of operations when the foreign operation is divested in whole or in part.

2.5. Revenue recognition

The Group’s principles for recognition of revenue from customer contracts are presented below.

Sale of goods

Revenue from contracts with customers consists of sales of goods. Revenue from the sale of goods is recognized at the point in time when control of goods has transferred to the customer, being when the products are delivered to the customer, the customer has full discretion over the channel to sell the goods, and there is no unfulfilled obligation that could affect the customer’s acceptance of the goods. Delivery occurs when the products are shipped to the specific location, the risks of obsolescence and loss have been transferred to the customer and either the customer has accepted the products in accordance with the sales contract or the Group has objective evidence that all criteria for acceptance have been satisfied.

Revenue from contracts with customers is measured at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods. Presented revenue excludes VAT and other sales taxes. The Group considers if contracts include other promises that constitute separate performance obligations to which a portion of the transaction price needs to be allocated. The Group considers the effects of variable consideration in determining the transaction price. The Group is acting as principal in its revenue arrangements because the Group maintains control of the goods until they are transferred to the customers.

Variable consideration and other consideration

The transaction price is adjusted for estimates of known or expected variable consideration, which includes, but is not limited to, trade promotion activities, slotting and listing fees, cash discounts, product returns, and penalties. Variable consideration is recorded as a reduction to revenue based on amounts the Group expects to be liable for. Estimates of variable consideration are based on a number of factors, including current contract sales terms and estimated units sold. Estimates are reviewed regularly until the incentives or product returns are realized and the impact of any adjustments are recognized in the period the adjustments are identified.

The Group accounts for consideration payable to a customer as a reduction of the transaction, unless the payment to the customer is in exchange for a distinct good or service that the customer transfers to the Group.

Contract costs

The Group incurs expenses for sales commissions to third parties to obtain customer contracts. Sales commissions are recognized in the consolidated statement of operations, in selling, general and administration expenses. The Group applies the practical expedient that permits the Group to expense the costs to obtain a contract as incurred when the expected amortization period is one year or less.

Interest income

Interest income is recognized with the application of the effective interest method.

Financing components

The Group does not have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

Cost of goods sold

Cost of goods sold consists primarily of the cost of oats and other raw materials, product packaging, co-manufacturing fees, direct labor and associated overhead costs and property, plant and equipment depreciation. Our cost of goods sold also includes warehousing and transportation of inventory.

Research and development expenses

Research and development expenses consist primarily of personnel related expenses for our research and development staff, including salaries, benefits and bonuses, but also third-party consultancy fees and expenses incurred related to product trial runs. Our research and development efforts are focused on enhancements to our existing product formulations and production processes in addition to the development of new products.

Selling, general and administrative expenses

Selling, general and administrative expenses include primarily personnel related expenses, brand awareness and advertising costs, costs associated with consumer promotions, product samples and sales aids. These also include customer distribution costs, i.e. outbound shipping and handling costs for finished goods, and other functional related selling and marketing expenses, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Customer distribution costs for the year ended December 31, 2022 amounted to $61.3 million (2021: $49.4 million, 2020: $26.1 million). Selling, general and administrative expenses also include auditor fees and other third-party consultancy fees, expenses related to management, finance and accounting, information technology, human resources and other office functions.

Other operating (expenses) and income, net

Other operating (expenses) and income, net consists primarily of impairment charges related to assets held for sale and net foreign exchange gains/(losses) on operating related activities.

Finance income and (expenses), net

Finance income and (expenses), net primarily consists of interest expense related to loans from credit institutions, interest expense on lease liabilities and foreign exchange gains and losses attributable to our external and internal financing arrangements.

Income tax benefit/(expense)

Income tax benefit/(expense) represents both current and deferred income tax expenses. Current tax expenses primarily represent income taxes based on income in multiple foreign jurisdictions.

2.6. Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/ non-current classification. An asset is current when it is:

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expected to be realized or intended to be sold or consumed in the normal operating cycle,
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held primarily for the purpose of trading,
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expected to be realized within twelve months after the reporting period, or
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cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current. A liability is current when:

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it is expected to be settled in the normal operating cycle,
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it is held primarily for the purpose of trading,
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it is due to be settled within twelve months after the reporting period, or
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there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

2.7. Leases

As lessee

The Group’s leases pertain to land and buildings, and plant and machinery. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Liabilities arising from a lease are initially measured on a present value basis.

Lease liabilities include the net present value of the following lease payments:

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fixed payments (including in-substance fixed payments), less any lease incentives receivable variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date,
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amounts expected to be payable by the Group under residual value guarantees,
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the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and
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payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is the case for leases in the Group, the lessee’s incremental borrowing rate is used, which is the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security, and conditions.

To determine the incremental borrowing rate, the Group:

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uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk, and
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makes adjustments specific to the lease, e.g. term, country, currency and security.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset. Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

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the amount of the initial measurement of lease liability,
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any lease payments made at or before the commencement date less any lease incentives received,
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any initial direct costs, and
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restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

2.8. Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Current income tax is recognized in the consolidated statement of operations except for tax attributable to items that are recognized in other comprehensive loss or directly in equity. In such cases, tax is also recognized in other comprehensive loss and equity, respectively.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred Tax

Deferred tax is recognized for all temporary differences that arise between the taxable value of assets and liabilities and their carrying values in the consolidated financial statements. However, a deferred tax liability is not recognized if it arises as a result of the initial recognition of goodwill, nor is a deferred tax liability recognized if it arises as a result of a transaction that constitutes the initial recognition of an asset or a liability that is not a business combination and which, at the date of the transaction, neither impacts the carrying value nor the taxable profit (loss). Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects at the reporting date to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets are recognized to the extent that it is probable that there will be future taxable surpluses against which the temporary differences can be utilized.

Deferred tax assets and tax liabilities are offset when there is a legal right to offset for current tax assets and tax liabilities, and when the deferred tax assets and tax liabilities are attributable to taxes charged by the same tax authorities and are either attributable to the same tax subject or different tax subjects, where there is an intention to settle the balances through net payments.

Deferred tax relating to items recognized outside the consolidated statement of operations is recognized outside the consolidated statement of operations. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive loss or directly in equity.

2.9. Intangible assets

Goodwill

Goodwill arises at the acquisition of subsidiaries and consists of the amount by which the consideration, any non-controlling interest in the acquired company and fair value at the acquisition dates of previous shareholdings, exceeds the fair value of identifiable net assets acquired.

In order to perform impairment tests, goodwill acquired in a business combination is allocated to cash generating units or groups of cash generating units that are expected to benefit with synergies from the acquisition. Each unit or group of units to which goodwill has been allocated correspond to the lowest level in the Group for which goodwill is monitored. The Group monitors goodwill at the operating segment level for internal purposes, consistent with the way it assesses performance and allocates resources. The goodwill is allocated to the EMEA segment.

Other intangible assets

Capitalized expenditure for development activities

Expenditure for development and testing of new or significantly improved materials, products, processes or systems are recognized as an asset in the consolidated statement of financial position if the following criteria are met:

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it is technically feasible to complete the asset so that it will be available for use,
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it is the Group’s purpose to complete the asset so that it will be available for use or sale,
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there are prerequisites to make the asset available for use or sale,
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it is possible to prove how the asset is likely to generate future economic benefits,
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there are adequate technical, economic and other resources to fulfill the development and to make the asset available for use or sale, and
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the costs attributable to the asset during development can be reliably measured.

Other development costs are recognized in the consolidated statement of operations as costs are incurred. In the consolidated statement of financial position, capitalized development costs are reported at cost less accumulated depreciation and any impairment. Capitalized development expenditure is recognized as intangible assets and is depreciated from the date when the asset is ready for use. The estimated useful life is 3-5 years, which corresponds to the estimated period of time during which these assets will generate cash flows.

Development costs that do not meet these criteria are expensed as incurred. Development expenditure previously carried at cost is not recognized as an asset in a subsequent period.

Software-as-a-Service (SaaS) arrangements

SaaS arrangements are service contracts providing the Group with the right to access the cloud provider’s application software over the contract period. As such the Group does not receive a software intangible asset at the contract commencement date. A right to receive future access to the supplier’s software does not, at the contract commencement date, give the customer the power to obtain the future economic benefits flowing from the software itself and to restrict others’ access to those benefits.

The Group treats costs incurred in relation to SaaS arrangements as operating expenses over the term of the service contract or as operating expenses when the service is received, depending on the nature of the expenses incurred and whether they are distinct from the cloud computing service or not in the underlying SaaS arrangement.

There could be a variety of other costs incurred as part of the arrangement, for example development of bridging modules that connect or integrate the SaaS software with existing software/systems that may be controlled by the Group. The Group assesses such expenses to determine if they should be expensed or may qualify for capitalization as an intangible asset.

Trademarks, patents and similar rights

Separately acquired trademarks and patents are shown at historical cost. They are reported at fair value at the time of acquisition and amortized on a straight-line basis over the projected useful life. They are reported in subsequent periods at cost less accumulated amortization and impairment. The estimated useful life is 5 years, which corresponds to the estimated time these will generate cash flow.

2.10. Tangible assets

Property, plant and equipment

Property, plant and equipment consist of land, buildings and fixtures, plant and machinery and construction in progress. These are recognized at historical cost less depreciation and impairment, except for construction in progress. Construction in progress is transferred to another asset (and depreciation begins) once an asset is in the location and condition necessary for it to be capable of operating in the manner intended by management. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are added to the asset’s carrying value or are recognized as a separate asset, depending on which is most suitable, only when it is probable that the future economic benefits attributable to the asset will flow to the Group and the cost of the asset can be reliably measured. The carrying value of the replaced component is derecognized from the consolidated statement of financial position. All other kinds of repairs and maintenance are recognized at cost in the consolidated statement of operations in the period in which they occur.

Depreciation of assets is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over the estimated useful life of each component of an item of buildings and plant and machinery as follows:

• Buildings and fixtures	8-40 years
• Plant and machinery	3-15 years

The assets’ residual values and useful lives are assessed at the end of each reporting period and adjusted, if needed.

Profit or loss from disposals is established through a comparison of the profit from sales and carrying value and is recognized in Other operating (expenses) and income, net in the consolidated statement of operations.

2.11. Impairment of non-financial assets

Intangible assets that have an indefinite useful life (goodwill) or intangible assets not ready to use (capitalized expenditure for development) are not subject to amortization and are tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows, which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill are reviewed for reversal of the impairment at the end of each reporting period.

2.12. Inventories

Raw materials and finished goods are stated at the lower of cost and net realizable value. Costs consist of direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure. Overhead expenditures are allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The Group reviews inventory quantities and records a provision for excess and obsolete inventory based primarily on demand and the age of the inventory, among other factors.

2.13. Financial instruments

Initial recognition

Purchases and sales of financial assets are recognized on trade date, being the date upon which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred, and the Group has transferred substantially all the risks and rewards of ownership.

Financial assets—Classification and measurement

Financial assets include cash and cash equivalents, trade receivables, short-term investments, derivatives and other financial assets. The Group classifies its financial assets in the following measurement categories:

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those to be measured subsequently at fair value (either through other comprehensive loss or through profit or loss), and
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those to be measured at amortized cost.

The classification depends on the Group’s business model for managing the financial assets and contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive loss. The Group reclassifies debt investments when and only when its business model for managing those assets changes.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset, not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. All debt instruments in the Group are measured at amortized cost. The Group’s financial assets measured at amortized cost consist of the items other non-current receivables, trade receivables, other current receivables and cash and cash equivalents.

Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in Other operating (expenses) and income, net together with foreign exchange gains and losses.

Fair value through profit or loss: Assets that are held primarily for the purpose to secure and increase value of the investments are included in the business model “Other”.

Derivatives

Derivatives are initially recognized at the fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. Changes in the fair value are recognized in finance income or finance expenses in the consolidated statement of operations.

Short-term investments

Short-term investments are primarily comprised of funds and bonds carried at fair value through profit and loss. The primary purpose of the portfolio is to secure and increase value of the investments compared to keeping cash in bank accounts, until cash is needed for other investments in the business, for example new production facilities. Based on the primary purpose of the portfolio and indicators identified in the IFRS 9 Financial Instruments test, the overall assessment is that the portfolio is the business model “Other”. The investments in the portfolio are therefore recognized at fair value through profit or loss and presented as short-term investments and cash and cash equivalents in the statement of financial position.

Derecognition of financial assets

Purchases and sales of financial instruments are reported on the trade date, that is, the date on which the Group commits itself to purchase or sell the asset. Financial assets are derecognized from the statement of financial position when the right to receive cash flows from the instrument has expired or been transferred, and the Group has, in all significant aspects, transferred all risk and benefits associated with the ownership. Profits and losses arising from derecognition from the statement of financial position are recognized directly in the consolidated statement of operations.

Financial liabilities—Classification and measurement

Financial liabilities at amortized cost

At initial recognition, the Group measures a financial liability at its fair value plus transaction costs that are directly attributable to the financial liability. After initial recognition, the majority of the Group’s financial liabilities are valued at amortized cost applying the effective interest method.

The Group’s financial liabilities measured at amortized cost comprise liabilities to credit institutions, bank overdraft facilities, trade payables and accrued expenses.

Financial liabilities at fair value

At initial recognition, the Group measures a financial liability at its fair value. Transaction costs of financial liabilities carried at fair value are expensed in the consolidated statement of operations.

Derecognition of financial liabilities

Financial liabilities are derecognized from the statement of financial position when the obligations are settled, canceled or have expired in any other way. The difference between the carrying value of a financial liability that has been extinguished or transferred to another party and the fee paid are reported in the consolidated statement of operations.

When the terms and conditions of a financial liability are renegotiated and are not derecognized from the statement of financial position, a profit or loss is reported in the consolidated statement of operations. The profit or loss is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate.

Offsetting of financial instruments

Financial assets and liabilities are offset and recognized with a net amount in the statement of financial position only when there is a legal right to offset the recognized amounts and an intention to balance the items with a net amount or to simultaneously realize the asset and settle the liability.

Impairment of financial assets recognized at amortized cost

The Group assesses, on a forward-looking basis, the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach, i.e., the reserve will correspond to the expected loss over the lifetime of the trade receivables. In order to measure the expected credit losses, trade receivables have been grouped based on days past due. The Group applies forward-looking variables for expected credit losses. Expected credit losses are recognized in the consolidated statement of operations, in selling, general and administration expenses.

2.14. Trade receivables

Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest rate method, less allowance for expected credit losses.

2.15. Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents include cash on hand, deposits held at call with financial institutions. Bank overdrafts are shown within liabilities to credit institutions in current liabilities in the statement of financial position.

2.16. Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

2.17. Liabilities to credit institutions

Liabilities to credit institutions are initially recognized at fair value, net of transaction costs incurred. Liabilities to credit institutions are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the liabilities to credit institutions using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Liabilities to credit institutions are classified as current liabilities, unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings, pending their expenditure on qualifying assets, is deducted from the borrowing costs eligible for capitalization. Other borrowing costs are expensed in the period in which they are incurred.

2.18. Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the consolidated statement of operations net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for restoration costs

The Group recognizes provisions for restoration costs of leased manufacturing facilities. Restoration costs are provided for at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of the relevant asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to the liability for the restoration costs. The unwinding of the discount is expensed as incurred and recognized in the consolidated statement of operations as a finance expense. The estimated future costs of the restorations are reviewed annually and adjusted as appropriate. Changes in the estimated future costs, or in the discount rate applied, are added to, or deducted from the cost of the asset.

Provision for restructuring costs

The Group recognizes provisions for restructuring costs only when there is a constructive obligation, which is when:

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there is a detailed formal plan that identifies the business or part of the business concerned, the location and number of employees affected, the detailed estimate of the associated costs, and the timeline; and
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the employees affected have been notified of the plan’s main features.

2.19. Employee benefits

Short-term benefits to employees

Liabilities for wages and salaries, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related services are recognized in respect of employees’ services up to the end of the reporting period, and they are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as accrued expenses in the statement of financial position.

Post-employment obligations

Within the Group, there are defined-contribution plans. A defined-contribution plan is a pension plan according to which the Group pays a fixed amount to a separate legal entity. The Group has no legal or constructive obligation to pay additional premiums if this legal entity does not have adequate means to pay all benefits to employees, attributable to their service in current or previous periods. The premiums are reported as costs in the consolidated statement of operations when they fall due.

The Swedish Financial Reporting Board is a private sector body in Sweden with the authority to develop interpretations of IFRS Standards for consolidated financial statements for issues that are very specific to the Swedish environment, for example, UFR 10 Accounting for the pension plan ITP 2 financed through an insurance in Alecta. The Group’s pension obligations for certain employees in Sweden, which are secured through an insurance with Alecta, are reported as a defined contribution plan. According to UFR 10, this is a defined benefit multi-employer plan. For the financial year 2021, the Group has not had access to information in order to be able to report its proportional share of the obligations of the plan, plan assets and costs and therefore, it has not been possible to recognize the plan as a defined benefit plan. The ITP 2 pension plan, secured through an insurance with Alecta, is therefore reported as a defined contribution plan. The premium of the defined contributions plan for retirement pensions and survivor’s pension is calculated individually and is, among other factors, based on salary, previously earned pension and expected remaining years of service. Expected premiums for the next reporting period for ITP 2 insurances signed with Alecta is $1.0 million. Premiums for the year ended December 31, 2022 for ITP 2 insurances signed with Alecta amounted to $1.1 million (2021: $1.7 million).

The collective consolidation level comprises the market value of Alecta’s assets as a percentage of the insurance obligations in accordance with Alecta’s actuarial methods and assessments. The collective consolidation level should normally be allowed to vary between 125% and 175%. If Alecta’s collective consolidation level falls below 125% or exceeds 175%, measure should be taken in order for the consolidation level to return to the normal interval. At a low consolidation, one measure might be to increase the price when signing new insurance agreements and an expansion of existing benefits. At a high level of consolidation, one measure might be to introduce lower premiums. At the end of the financial year 2022, Alecta’s surplus of the collective consolidation level was 172%.

Share-based payments—equity settled

Employee stock options (ESOP) and Restricted Stock Units (RSU) (2021)

For share-based payment schemes, the fair value of the instruments granted are established at the grant date and recognized as an employee benefits expense, with a corresponding increase in equity.

The fair value of ESOPs at grant date has been established by using the Black-Scholes option pricing model and input data in the model is disclosed in Note 8 Share-based payments.

The awards only have a service condition whereby the awards vest in 12-month installments over 36 months. Each of the installments are treated as separate awards which are expensed on a linear basis for each installment period i.e., 12 months, 24 months, and 36 months; this will result in a front-loaded IFRS 2 charge. At the end of each period, the entity revises its estimates of the number of instruments that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to retained earnings within equity.

Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the entity recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.

2.20. Loss per share

Basic loss per share is calculated by dividing the loss after tax by the weighted average number of ordinary shares outstanding for the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential ordinary shares during the period. The Group’s potential ordinary shares consist of incremental shares issuable upon the assumed exercise of warrants, excluding all anti-dilutive ordinary shares outstanding during the period.

2.21. Initial public offering costs

The initial public offering (“IPO”) costs for the Group involved costs both for issuing new shares and the listing of existing shares/ADS and were recorded within prepaid expenses in the statement of financial position and were accounted for as a reduction of equity since they were incremental costs that were directly attributable to issuing new shares (net of any income tax benefit) when the IPO occurred.

2.22 Non-current assets held for sale

The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs of disposal. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs of disposal. A gain is recognized for any subsequent increases in fair value less costs of disposal of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset (or disposal group) is recognized at the date of derecognition.

Property, plant and equipment are not depreciated once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.